Commitments and Contingencies - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 05, 2021	Jun. 30, 2023	Dec. 31, 2022	Jan. 27, 2021
Number of days after the completion of the business combination		30 days	30 days
Deferred underwriting fee payable, per unit		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 10,830,775	$ 10,830,775
Stock repurchased and retired during period, shares	3,554,928
Consulting Agreement [Member]
Consultant Fee				$ 2,000,000
Business Combination Expense Reimbursement Agreement [Member]
Bad debt written off			$ 517,430
Over-Allotment Option [Member]
Option vesting period		45 days	45 days
Stock issued during period	945,072	4,500,000	4,500,000